Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENT	NOTE 19 – SUBSEQUENT EVENT On March 6, 2016, the Company issued additional 170,000 shares of its common stock to various individuals for a purchase price of $0.11.